Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Jupiter Wellness, Inc. (the “Company”) was formed on October 24, 2018 under the laws of the State of Delaware, and is headquartered in Jupiter, Florida. Jupiter Wellness started as a CBD/sun care company developing SPF products with the potential to protect users from the sun while making them healthier. Those products were founded on science and the belief the Company could create research-backed solutions to enhance the well-being of their customers. Today the Company is focusing its scientific approach on developing prescription and/or over-the-counter, or OTC, topical CBD products that have potential therapeutic and medical applications.

On November 30, 2020 the Company acquired SRM Entertainment, Limited, a Hong Kong Special Administrative Region of the People’s Republic of China limited company (“SRM”). SRM has relationships with and supplies the amusement park industry with exclusive products that are often only available to consumers inside the relevant amusement park, entertainment venues and theme hotels in Orlando Florida, Beijing China, Japan, and other places throughout the worldwide theme park industry.

Note 1 - Organization and Business Operations

Jupiter Wellness, Inc. (the “Company”) was formed on October 24, 2018 as CBD Brands, Inc. under the laws of the State of Delaware, and is headquartered in Jupiter, Florida. The Company is a cutting-edge developer of cannabidiol (CBD) based medical therapeutics and wellness products. The Company’s clinical pipeline of prescription CBD-enhanced skin care therapeutics addresses indications including eczema, burns, herpes cold sores, and skin cancer. We are in the early stage of manufacturing, distributing, and marketing a diverse line of consumer products infused with CBD.

Going Concern Consideration

As of December 31, 2021 and 2020, the Company had an accumulated deficits of $35,374,646 and $7,274,401, respectively, and cash flow used in operations of $7,567,645 and $2,732,736 for the years ended December 31, 2021 and 2020. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. These conditions have raised doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC, during 2020. During the year ended December 31, 2021, the Company closed an underwritten public offering (the “Offering”) of 11,066,258 shares (the “Company Offering Shares”) of common stock, par value $0.001 per share and warrants (the “Warrants”) to purchase up to 11,607,142 shares of Common Stock. The Warrants will be exercisable immediately upon issuance with an exercise price of $2.79 per share and will expire on the fifth anniversary of the original issuance date. The net proceeds from the Offering, after deducting underwriting discounts and commissions and Offering expenses, were $28,318,314. As of December 31, 2021, the Company had $11,754,558 in cash and working capital of $16,279,745. As a result, Management believes that the Company has sufficient capital to execute its business plan and the need for a going concern opinion has been alleviated.